Statement of Changes in Net Assets Available for Benefits - EMSP 334 $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Contributions:
Employer	$ 300
Participant	466
Transfers-in at fair value	25
Total contributions	791
Investment income/(loss):
Interest	122
Dividends	264
Net appreciation/(depreciation) in fair value of investments	3,120
Net investment income/(loss)	3,506
Interest income on notes receivable from participants	9
Benefit payments	(2,264)
Net increase/(decrease)	2,042
Net assets available for benefits at beginning of year	23,637
Net assets available for benefits at end of year	$ 25,679